Related party transactions	12 Months Ended
Jun. 30, 2019
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Related party transactions

Note 30. Related party transactions

Parent entity

Kazia Therapeutics Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 32.

Key management personnel

Disclosures relating to key management personnel are set out in note 26 and the remuneration report included in the directors’ report.

Transactions with related parties

The following transactions occurred with related parties:

		Consolidated
	2019 A$’000	2018 A$’000	2017 A$’000

In addition to Director’s fees, Consultancy fees for executive duties were paid to Kumara Inc., a corporation in which Mr Ian Phillips is a Director and has a beneficial interest	—	—	21
In addition to Director’s fees, Consultancy fees for executive duties Were paid to John O’Connor	—	—	38

Receivable from and payable to related parties

There were no trade receivables from or trade payables to related parties at the current and previous reporting date.

Loans to/from related parties

There were no loans to or from related parties at the current and previous reporting date.

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.

Contingent liabilities

The parent entity had no contingent liabilities as at 30 June 2019 and 30 June 2018, except as detailed in note 28.

Capital commitments - Property, plant and equipment

The parent entity had no capital commitments for property, plant and equipment at as 30 June 2019 and 30 June 2018.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognised as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.